SHORT-TERM AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about short-term debts and loans [line items]
Corporate bonds (i)		¥ 6,000
Short-term debts	¥ 55,338	56,239
Loans from Sinopec Group Company and fellow subsidiaries	25,311	18,580
Total short-term debts	¥ 80,649	¥ 74,819
Weighted interest rates on short-term loans	2.72%	2.42%
Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	¥ 31,105	¥ 11,944
Short-term other loans	299
Current portion of long-term bank loans	1,402	8,795
Current portion of long-term corporate bonds	22,532	29,500
Current portion of long-term debts	23,934	38,295
Sinopec Group Company
Disclosure of detailed information about short-term debts and loans [line items]
Current portion of long-term debts	2,014	150
Loans from Sinopec Group Company and fellow subsidiaries	25,311	18,580
Total short-term debts	23,297	18,430
RMB denominated | Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	23,685	10,931
Short-term other loans	299
Current portion of long-term bank loans	1,379	8,753
Current portion of long-term corporate bonds	16,000	29,500
RMB denominated | Sinopec Group Company
Disclosure of detailed information about short-term debts and loans [line items]
Current portion of long-term debts	2,014	150
Total short-term debts	1,706	2,858
US Dollar denominated | Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	7,420	1,013
Current portion of long-term bank loans	23	42
Current portion of long-term corporate bonds	6,532
US Dollar denominated | Sinopec Group Company
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	19,668	13,577
EUR | Sinopec Group Company
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts		5
HKD | Sinopec Group Company
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	1,903	1,969
SGD | Sinopec Group Company
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	¥ 20	¥ 21